RETIREMENT PLAN BENEFITS - Reconciliation of the Pension Plan Benefit Obligation (Details) - Pension Plan - USD ($) $ in Millions	5 Months Ended		12 Months Ended
	Feb. 03, 2017	Feb. 03, 2017	Feb. 02, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning balance		$ 590	$ 535
Interest cost	$ 8	8	21
Benefits paid		(11)	(24)
Actuarial loss (gain)		(52)	14
Benefit obligation, ending balance	$ 535	$ 535	$ 546